PMC Diversified Equity Fund (Prospectus Summary) | PMC Diversified Equity Fund
PMC Diversified Equity Fund
Investment Objective.
The investment objective of the PMC Diversified Equity Fund (the "Diversified Equity Fund" or the "Fund") is long-term capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PMC Diversified Equity Fund
Management Fees		0.95%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.43%
Acquired Fund Fees and Expenses		0.06%
Total Annual Fund Operating Expenses	[1]	1.69%
Fee Waiver/Expense Reimbursement		(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.46%
[1]	Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which does not include Acquired Fund Fees and Expenses.
[2]	Pursuant to an operating expense limitation agreement between Envestnet Asset Management, Inc. ("the Adviser") and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.40% of the Fund's average net assets through December 29, 2013. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund's expenses described herein

Example.
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the expense limitation).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PMC Diversified Equity Fund	149	502	889	1,972

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38.8% of the average value of its portfolio.
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of
U.S. companies and non-U.S. companies with varying market capitalizations.

To achieve its investment objective, the Fund will generally invest in common stocks and preferred stocks, convertible securities and other equity securities of U.S. and non-U.S. companies, including when-issued securities. The Fund may invest up to 50% of its net assets in foreign securities, including American
Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global
Depositary Receipts ("GDRs"). The Fund may invest up to 10% of its net assets in the equity securities of companies located in countries considered to have emerging market economies. The Fund may also engage in securities lending representing up to one-third of the value of its total assets to earn income.
In addition to direct investments in equity securities, at any time the Fund may seek to achieve its investment objective by allocating up to 100% of its assets among shares of different exchange-traded funds ("ETFs") that invest in equity securities.

The Manager of Managers Approach. The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the
Fund and may actively manage a portion of the Fund's portfolio by investing in
ETFs. The Adviser believes that an investment's reward and risk characteristics can be enhanced by employing multiple sub-advisory firms, with complementary styles and approaches, who manage distinct segments of a market, asset class or investment style for the Fund. The Fund invests in issuers that the Fund's sub-advisers believe offer the potential for capital growth. In identifying candidates for investment, the Fund's sub-advisers may consider the issuer's likelihood of above average earnings growth, the securities' attractive relative valuation, the quality of the securities, and whether the issuer has any proprietary advantages. The Fund generally sells securities when the Fund's sub-advisers believe they are fully priced or when significantly more attractive investment candidates become available. The Fund may invest in companies of any market-capitalization, and may invest in securities of domestic or foreign issuers. Because the Fund is designed to maintain a "core" or "blend" approach, the Adviser selects sub-advisers to manage the Fund's portfolio of securities in such a way so as mitigate significant growth or value style biases at the Fund level. Individual sub-advisers may specialize in one or the other style, but it is expected that in concert the blend of the sub-advisers will exhibit a core style.
Principal Risks.
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
The principal risks of investing in the Fund are:

· Management Risk. The Adviser's investment strategies for the Fund, including the "manager of managers" approach described above, may not result in an increase in the value of your investment or in overall performance equal to other investments.

· General Market Risk. The value of the Fund's shares will fluctuate based on the performance of the Fund's investments and other factors affecting the securities markets generally.

· Securities Lending Risk. The Fund may lend its portfolio securities to brokers, dealers and financial institutions under agreements which require that the loans be secured continuously by collateral, typically cash, which the Fund will invest during the term of the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Fund also bears the risk that the value of investments made with collateral may decline.

· When-Issued Securities Risk. The price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the securities delivery takes place, or that failure of a party to a transaction to consummate the trade may result in a loss to the Fund or missing an opportunity to obtain a price considered advantageous.

· Foreign Securities and Currency Risk. Risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

· Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

· Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

· Mid-Cap, Small-Cap and Micro-Cap Company Risk. Securities of mid-cap, small-cap and micro-cap companies may be more volatile and less liquid than the securities of large-cap companies.

· ETF Risk. Risk associated with bearing indirect fees and expenses charged by
  ETFs in which the Fund may invest in addition to its direct fees and expenses, as well as indirectly bearing the principal risks of those ETFs. Also, risk that the market price of the ETF's shares may trade at a discount to their net asset value or that an active trading market for an ETF's shares may not develop or be maintained.
Performance.
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling toll-free at (866) PMC-7338.
Calendar Year Returns as of December 31

The Fund's calendar year-to-date return as of September 30, 2012 was
13.48%. During the period shown in the bar chart, the best performance for a quarter was 12.44% (for the quarter ended September 30, 2010) and the worst performance was -18.01% (for the quarter ended September 30,
2011).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
PMC Diversified Equity Fund	Return Before Taxes	(3.76%)	8.68%	Aug. 26, 2009
PMC Diversified Equity Fund After Taxes on Distributions	Return After Taxes on Distributions	(4.46%)	7.96%	Aug. 26, 2009
PMC Diversified Equity Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.84%)	7.24%	Aug. 26, 2009
PMC Diversified Equity Fund MSCI World Index	MSCI World Index (reflects no deduction for fees, expenses, or taxes)	(5.02%)	6.35%	Aug. 26, 2009

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized upon the redemption of Fund shares and provides an assumed tax benefit that increases the after-tax return.